License Agreements (Details) £ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2016 USD ($) shares	Sep. 30, 2014 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)
Schedule Of License Agreements
Shares issued (shares) | shares		313,971
Accrued license fees payable	£ 350			$ 205		$ 663
Product Sales | Minimum
Schedule Of License Agreements
Conditional payment					£ 1,000
Product Sales | Maximum
Schedule Of License Agreements
Conditional payment					18,500
UCLB
Schedule Of License Agreements
Shares issued (shares) | shares			1,497,643
Payment of upfront fees	£ 1,500	$ 300
UCLB | Clinical Activities
Schedule Of License Agreements
Conditional payment					180
UCLB | Regulatory Approval
Schedule Of License Agreements
Conditional payment					37,500
UCLB | Product Sales
Schedule Of License Agreements
Conditional payment | $				$ 18,000
UCLB | Net Sales Levels
Schedule Of License Agreements
Conditional payment					£ 51,000